Fair Value Measurements (Details) - Schedule of Liabilities that are Measured at Fair Value - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Liabilities:
Warrant liability	$ 74,200	$ 31,800
Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Warrant liability
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant liability
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant liability	$ 74,200	$ 31,800